Stock-Based Compensation - Schedule of Stock Option Plans Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Shares	1,543	1,156	983
Granted, Shares	546	741	560
Exercised, Shares		(354)	(387)
Canceled, Shares
Outstanding at end of year, Shares	2,089	1,543	1,156
Options exercisable at end of year, Shares	1,012		354
Outstanding at beginning of year, Weighted - Average Exercise Price	$ 39.03	$ 38.26	$ 29.14
Granted, Weighted - Average Exercise Price	$ 44.51	$ 35.76	$ 42.34
Exercised, Weighted - Average Exercise Price		$ 29.67	$ 20.96
Canceled, Weighted - Average Exercise Price
Outstanding at end of period, Weighted - Average Exercise Price	$ 40.47	$ 39.03	$ 38.26
Options exercisable at end of year, Weighted - Average Exercise Price	$ 39.75		$ 29.67